Consolidated Balance Sheets (Parentheticals) - $ / shares	Dec. 31, 2021	Dec. 31, 2020
Preference shares, par value (in dollars per share)	$ 0.00002	$ 0.00002
Preference shares, authorized (in shares)	250,000,000	250,000,000
Ordinary shares, par value (in dollars per share)	$ 0.00002	$ 0.00002
Ordinary shares, authorized (in shares)	4,750,000,000	4,750,000,000
Ordinary shares, issued (in shares)	1,669,036,600	1,669,036,600
Ordinary shares, outstanding (in shares)	1,424,760,750	1,361,886,000